Material accounting policies - Summary of correction of the deferred liabilities impacted Statement of Profit and Loss (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
Disclosure of changes in accounting estimates [line items]
Loss before taxes	€ (71,349)	€ (17,852)	[1]	€ (112,200)	€ (19,573)	[1],[2]
Taxes on income	1,001	(140)	[1]	1,996	(660)	[1],[2]
Net loss	(70,348)	(17,992)	[1],[3]	(110,204)	(20,233)	[1],[2],[3]
Attributable to:
Equity holders of the parent		(17,992)			(20,233)
Net loss	€ (70,348)	€ (17,992)	[1],[3]	€ (110,204)	€ (20,233)	[1],[2],[3]
Net loss per share:
Basic	€ (0.58)	€ (0.17)	[1],[3]	€ (0.91)	€ (0.2)	[1],[3]
Diluted	€ (0.58)	€ (0.17)	[1],[3]	€ (0.91)	€ (0.2)	[1],[3]
Weighted average shares outstanding:
Basic	121,552,940	103,071,657	[3]	121,551,570	100,917,905	[3]
Diluted	121,552,940	103,071,657	[3]	121,551,570	100,917,905	[3]
As Previously Reported [Member]
Disclosure of changes in accounting estimates [line items]
Loss before taxes		€ (17,852)			€ (19,573)
Taxes on income		(170)			(1,503)
Net loss		(18,022)			(21,076)
Attributable to:
Equity holders of the parent		(18,022)			(21,076)
Net loss		€ (18,022)			€ (21,076)
Net loss per share:
Basic		€ (0.17)			€ (0.21)
Diluted		€ (0.17)			€ (0.21)
Weighted average shares outstanding:
Basic		103,071,657			100,917,905
Diluted		103,071,657			100,917,905
Adjustment [Member]
Disclosure of changes in accounting estimates [line items]
Taxes on income		€ 30			€ 843
Net loss		30			843
Attributable to:
Equity holders of the parent		30			843
Net loss		€ 30			€ 843
Net loss per share:
Basic					€ 0.01
Diluted					€ 0.01

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid
[3]	*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities